Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating office lease	$ 269,054	$ 269,054
Less accumulated reduction	(91,723)	(55,034)
Balance of ROU asset	$ 177,331	$ 214,020